Income taxes (Details) $ in Millions	10 Months Ended
Dec. 31, 2021 USD ($)
Income taxes (Details) [Line Items]
Deferred tax assets before valuation allowance	$ 5.8
Net operating losses	$ 24.2
Expire date	2028
Deferred Income Tax Charge [Member]
Income taxes (Details) [Line Items]
Deferred tax assets before valuation allowance	$ 5.8